Parties-in-Interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan assets held in employer common stock to total assets, percentage	9.00%	11.00%
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Record keeping and transaction fees	$ 1,087,645